TAXES (Details 1)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
China Income tax statutory rate	25.00%		25.00%		25.00%
Permanent difference	0.40%		0.40%		0.30%	[1]
Changes in valuation allowance (1)	10.90%	[2]	0.00%	[3]	0.00%
Effect of PRC preferential tax rate	(10.00%)		(10.00%)		(10.00%)
Effective tax rate	26.30%		15.40%		15.30%

[1]	Changes in valuation allowance related to a full valuation allowance against the deferred tax assets derived from the net operating loss from the Company's subsidiary Boya Hong Kong in 2019.
[2]	Changes in valuation allowance related to a full valuation allowance against the deferred tax assets derived from the net operating loss from the Company's subsidiary Boya Hong Kong in 2019.
[3]	Changes in valuation allowance related to a full valuation allowance against the deferred tax assets derived from the net operating loss from the Company's subsidiary Boya Hong Kong in 2019.